Allowance for expected credit losses (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of allowance for expected credit losses [Abstract]
Disclosure of impairment allowances	The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of judgemental adjustments.

At 30 June 2025	Modelled ECL £m	Individually assessed £m	Judgemental adjustments £m	Total ECL £m

UK mortgages	611	–	98	709
Credit cards	650	–	9	659
Other Retail	908	–	102	1,010
Commercial Banking	627	433	(51)	1,009
Other	15	–	–	15
Total	2,811	433	158	3,402

At 31 December 2024
UK mortgages	720	–	132	852
Credit cards	681	–	(7)	674
Other Retail	860	–	90	950
Commercial Banking	894	354	(259)	989
Other	16	–	–	16
Total	3,171	354	(44)	3,481

Disclosure of generation of multiple economic assumptions by quarter and by year

At 30 June 2025	2025%	2026%	2027%	2028%	2029%	2025 to 2029 average %

Upside
Gross domestic product growth	1.2	2.0	1.8	1.4	1.4	1.6
Unemployment rate	4.4	3.5	3.1	3.1	3.2	3.5
House price growth	3.6	6.5	7.9	6.2	4.8	5.8
Commercial real estate price growth	5.1	8.1	3.8	1.1	0.4	3.6
UK Bank Rate	4.21	4.50	4.84	5.05	5.21	4.76
CPI inflation	3.3	2.5	2.7	3.1	3.1	2.9

Base case
Gross domestic product growth	1.0	1.0	1.5	1.5	1.5	1.3
Unemployment rate	4.8	5.0	4.7	4.5	4.5	4.7
House price growth	2.6	3.0	2.3	2.5	2.8	2.6
Commercial real estate price growth	1.6	1.1	1.3	0.3	0.0	0.9
UK Bank Rate	4.13	3.56	3.50	3.50	3.50	3.64
CPI inflation	3.3	2.7	2.4	2.5	2.4	2.7

Downside
Gross domestic product growth	0.6	(1.2)	0.6	1.3	1.5	0.5
Unemployment rate	5.2	7.2	7.5	7.2	7.0	6.8
House price growth	1.6	(0.8)	(5.9)	(4.7)	(1.8)	(2.4)
Commercial real estate price growth	(1.6)	(6.8)	(1.6)	(2.3)	(2.7)	(3.0)
UK Bank Rate	4.02	1.90	0.99	0.68	0.46	1.61
CPI inflation	3.3	2.5	1.9	1.5	1.1	2.1

Severe downside
Gross domestic product growth	0.1	(3.0)	0.0	1.2	1.4	(0.1)
Unemployment rate	5.8	9.7	10.2	9.8	9.4	9.0
House price growth	0.8	(3.9)	(13.4)	(10.9)	(6.3)	(6.9)
Commercial real estate price growth	(6.5)	(16.0)	(7.4)	(6.7)	(5.7)	(8.6)
UK Bank Rate – modelled	3.88	0.68	0.11	0.03	0.01	0.94
UK Bank Rate – adjusted[1]	4.34	3.09	2.80	2.77	2.76	3.15
CPI inflation – modelled	3.3	2.5	1.4	0.5	(0.1)	1.5
CPI inflation – adjusted[1]	3.5	3.8	3.2	2.8	2.4	3.1

Probability-weighted
Gross domestic product growth	0.9	0.2	1.1	1.4	1.4	1.0
Unemployment rate	4.9	5.7	5.6	5.4	5.4	5.4
House price growth	2.4	2.2	0.0	0.1	1.1	1.2
Commercial real estate price growth	0.9	(0.9)	0.3	(1.0)	(1.2)	(0.4)
UK Bank Rate – modelled	4.09	3.06	2.81	2.77	2.75	3.10
UK Bank Rate – adjusted[1]	4.14	3.30	3.08	3.04	3.03	3.32
CPI inflation – modelled	3.3	2.5	2.2	2.2	2.0	2.4
CPI inflation – adjusted[1]	3.3	2.7	2.4	2.4	2.2	2.6
[1]The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the
Group’s base case view in an economic environment where the risks of supply and demand shocks are seen as more balanced.

At 31 December 2024	2024%	2025%	2026%	2027%	2028%	2024 to 2028 average %

Upside
Gross domestic product growth	0.8	1.9	2.2	1.5	1.4	1.6
Unemployment rate	4.3	3.5	2.8	2.7	2.8	3.2
House price growth	3.4	3.7	6.5	6.6	5.4	5.1
Commercial real estate price growth	0.7	7.8	6.7	3.2	0.5	3.7
UK Bank Rate	5.06	4.71	5.02	5.19	5.42	5.08
CPI inflation	2.6	2.8	2.6	2.9	3.0	2.8

Base case
Gross domestic product growth	0.8	1.0	1.4	1.5	1.5	1.2
Unemployment rate	4.3	4.7	4.7	4.5	4.5	4.5
House price growth	3.4	2.1	1.0	1.4	2.4	2.0
Commercial real estate price growth	0.7	0.3	2.5	1.9	0.0	1.1
UK Bank Rate	5.06	4.19	3.63	3.50	3.50	3.98
CPI inflation	2.6	2.8	2.4	2.4	2.2	2.5

Downside
Gross domestic product growth	0.8	(0.5)	(0.4)	1.0	1.5	0.5
Unemployment rate	4.3	6.0	7.4	7.4	7.1	6.4
House price growth	3.4	0.6	(5.5)	(6.6)	(3.4)	(2.4)
Commercial real estate price growth	0.7	(7.8)	(3.1)	(0.9)	(2.3)	(2.7)
UK Bank Rate	5.06	3.53	1.56	0.96	0.68	2.36
CPI inflation	2.6	2.8	2.3	1.8	1.2	2.1

Severe downside
Gross domestic product growth	0.8	(1.9)	(1.5)	0.7	1.3	(0.1)
Unemployment rate	4.3	7.7	10.0	10.0	9.7	8.4
House price growth	3.4	(0.8)	(12.4)	(13.6)	(8.8)	(6.7)
Commercial real estate price growth	0.7	(17.4)	(8.5)	(5.5)	(5.7)	(7.5)
UK Bank Rate – modelled	5.06	2.68	0.28	0.08	0.02	1.62
UK Bank Rate – adjusted[1]	5.06	4.03	2.70	2.23	1.95	3.19
CPI inflation – modelled	2.6	2.8	1.9	1.0	0.1	1.7
CPI inflation – adjusted[1]	2.6	3.6	2.1	1.4	0.8	2.1

Probability-weighted
Gross domestic product growth	0.8	0.5	0.8	1.2	1.4	1.0
Unemployment rate	4.3	5.0	5.5	5.4	5.3	5.1
House price growth	3.4	1.8	(0.7)	(1.0)	0.4	0.8
Commercial real estate price growth	0.7	(1.7)	1.0	0.7	(1.1)	(0.1)
UK Bank Rate – modelled	5.06	4.00	3.09	2.90	2.88	3.59
UK Bank Rate – adjusted[1]	5.06	4.13	3.33	3.12	3.08	3.74
CPI inflation – modelled	2.6	2.8	2.4	2.2	1.9	2.4
CPI inflation – adjusted[1]	2.6	2.9	2.4	2.3	2.0	2.4
[1]The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the
Group’s base case view in an economic environment where the risks of supply and demand shocks are seen as more balanced.

At 30 June 2025	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%	First quarter 2026%	Second quarter 2026%	Third quarter 2026%	Fourth quarter 2026%

Gross domestic product growth	0.7	0.0	0.1	0.2	0.3	0.3	0.4	0.4
Unemployment rate	4.5	4.7	4.9	5.0	5.0	5.0	4.9	4.9
House price growth	2.9	3.1	2.7	2.6	3.7	4.0	3.5	3.0
Commercial real estate price growth	2.5	2.7	2.6	1.6	1.2	1.0	1.0	1.1
UK Bank Rate	4.50	4.25	4.00	3.75	3.75	3.50	3.50	3.50
CPI inflation	2.8	3.6	3.4	3.5	3.0	2.6	2.6	2.4

At 31 December 2024	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%

Gross domestic product growth	0.7	0.4	0.0	0.1	0.2	0.3	0.3	0.3
Unemployment rate	4.3	4.2	4.3	4.4	4.5	4.6	4.7	4.8
House price growth	0.4	1.8	4.6	3.4	3.6	4.0	3.0	2.1
Commercial real estate price growth	(5.3)	(4.7)	(2.8)	0.7	1.8	1.4	0.9	0.3
UK Bank Rate	5.25	5.25	5.00	4.75	4.50	4.25	4.00	4.00
CPI inflation	3.5	2.1	2.0	2.5	2.4	3.0	2.9	2.7

Disclosure of movement in expected credit loss allowance	Movement in expected credit loss allowance

	Opening ECL at 31 Dec 2024 £m	Write-offs and other[1] £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 30 Jun 2025 £m

UK mortgages	852	(10)	(133)	(143)	709
Credit cards	674	(215)	200	(15)	659
Other Retail	950	(215)	275	60	1,010
Retail	2,476	(440)	342	(98)	2,378
Commercial Banking	989	(80)	100	20	1,009
Other	16	(1)	–	(1)	15
Total	3,481	(521)	442	(79)	3,402

	Opening ECL at 31 Dec 2023 £m	Write-offs and other[1] £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 30 Jun 2024 £m

UK mortgages[2]	1,115	(25)	(119)	(144)	971
Credit cards	810	(225)	115	(110)	700
Other Retail	945	(201)	198	(3)	942
Retail	2,870	(451)	194	(257)	2,613
Commercial Banking	1,182	(100)	(83)	(183)	999
Other	32	(3)	(11)	(14)	18
Total	4,084	(554)	100	(454)	3,630

	Opening ECL at 30 Jun 2024 £m	Write-offs and other[1] £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 31 Dec 2024 £m

UK mortgages[3]	971	(44)	(75)	(119)	852
Credit cards	700	(181)	155	(26)	674
Other Retail	942	(175)	183	8	950
Retail	2,613	(400)	263	(137)	2,476
Commercial Banking	999	(79)	69	(10)	989
Other	18	(1)	(1)	(2)	16
Total	3,630	(480)	331	(149)	3,481

[1]Contains adjustments in respect of purchased or originated credit-impaired financial assets.
[2]Includes £20 million within write-offs and other relating to the securitisation of primarily legacy Retail mortgages, totalling £1.0 billion of gross loans and advances to customers.
[3]Includes £33 million within write-offs and other relating to the securitisation of primarily legacy Retail mortgages, totalling £1.0 billion of gross loans and advances to customers.